Trade Receivables - Schedule of Expected Credit Loss for Trade Receivables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Schedule of Expected Credit Loss for Trade Receivables Line Items]
Trade receivables	$ 19,617	د.إ 72,033	د.إ 88,463
Provision as per IFRS 9	11,224	41,213
Trade receivables (in Dollars)	19,617	72,033	د.إ 88,463
Provision as per IFRS 9 (in Dollars)	$ 11,224	د.إ 41,213
0-90 days [Member]
Schedule of Expected Credit Loss for Trade Receivables Line Items]
Default rate	0.00%	0.00%
Trade receivables		د.إ 30,820
Trade receivables (in Dollars)		د.إ 30,820
Over 360 days [Member]
Schedule of Expected Credit Loss for Trade Receivables Line Items]
Default rate	100.00%	100.00%	100.00%
Trade receivables	$ 11,224	د.إ 41,213	د.إ 41,213
Provision as per IFRS 9		41,213	41,213
Trade receivables (in Dollars)	$ 11,224	41,213	41,213
Provision as per IFRS 9 (in Dollars)		د.إ 41,213	د.إ 41,213